Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,975,000
Previously Paid Amount	0.00
Total Fee Amount	2,068.05
Total Offset Amount	0.00
Net Fee	2,068.05
Narrative - Max Aggregate Offering Price	$ 14,975,000
Final Prospectus	true